Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events

24. Subsequent Events

Loan

On February 1, 2023, the Company entered into a loan agreement for $2,200,000. The loan is issued at a 9.09% discount and bears interest at 1% per month. The loan matures on April 1, 2023. The Company has the ability to repay the loan at any time. In the event the loan is repaid prior to the maturity date, the interest paid shall be a minimum of $100,000. Upon repayment of the loan, the Company shall also pay the lender an exit fee of $50,000. The loan was repaid on April 26, 2023.

Debenture Financing

On April 20, 2023, the Company entered into an agreement with Eight Capital, pursuant to which Eight Capital agreed to purchase for resale, together with a syndicate of underwriters (together with Eight Capital, the “Underwriters”), on a bought deal private placement basis, 15,000 units of the Company (“Units”) at a price of CAD$1,000 per Unit, for gross proceeds of CAD$15,000,000 (the “Placement”).

Each Unit will consist of CAD$1,000 principal amount secured convertible debenture (“Debenture”) and 1,667 common share purchase warrants of the Company (a “Warrant”). Each Warrant will be exercisable for one common share of the Company at an exercise price of CAD$0.50 subject to adjustment in certain events, and shall have an expiry date of June 29, 2025.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

24.	Subsequent Events (continued)

The Debentures will mature on April 30, 2025 (the “Maturity Date”) and will accrue interest at the rate of 12.0% per annum, payable semi-annually in arrears beginning on October 31, 2023 (the “Interest”). At the holders’ option, the Debentures may be converted into common shares of the Company (“Conversion Shares”) at any time and from time to time, up to the earlier of the Maturity Date and the date fixed for redemption of the Debentures, at a conversion price of CAD$0.60 per common share (the “Conversion Price”), subject to adjustment in certain circumstances, which represents a premium of approximately 58% to yesterday’s closing price of CAD$0.38 on the CSE.

The Company will be entitled to redeem the Debentures at 105% of par plus accrued and unpaid interest at any time following April 30, 2024.

The Debentures will include a negative pledge on the part of the Company, such that the Company will not be able to incur new debt in excess of the Priority Charge Limit prior to repayment or conversion of the Convertible Debentures. For the purposes of the pledge, the “Priority Charge Limit” shall be calculated as follows: 40% multiplied by the after tax value of the Company’s PDP Reserves discounted at 10%, as evaluated by a 3rd party reserves engineer using strip pricing at the time of the issuance of the priority ranking debt.